Subsequent Events	12 Months Ended
Dec. 31, 2015
Millburn Multi-Markets Fund L.P. [Member]
Subsequent Events
10.	SUBSEQUENT EVENTS

During the period from January 1, 2016 to March 25, 2016, contributions of $4,164,000 were made to the Partnership and withdrawals of $2,073,550 were made from the Partnership. The General Partner has performed its evaluation of subsequent events through March 25, 2016, the date the financial statements were issued. Based on such evaluation, no further events were discovered that required disclosure or adjustment to the financial statements.

Millburn Multi-Markets Trading L.P. [Member]
Subsequent Events
10.	SUBSEQUENT EVENTS

During the period from January 1, 2016 to March 25, 2016, contributions of $4,164,000 were made to the Partnership and withdrawals of $2,073,550 were made from the Partnership. The General Partner has performed its evaluation of subsequent events through March 25, 2016, the date the financial statements were issued. Based on such evaluation, no further events were discovered that required disclosure or adjustment to the financial statements.